Related Party Transactions - Summary of fees paid and costs reimbursed to the Manager (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021		Dec. 31, 2021		Dec. 31, 2020
Related Party Transaction
Origination and extension fee expense	$ 686,365	[1],[2]	$ 345,384	[1],[2]	$ 2,729,598	[3],[4]	$ 1,383,960	[3],[4]
Asset management fee	1,488,095		1,156,543		5,134,149		4,480,706
Asset servicing fee	349,329		273,207		1,181,924		1,008,256
Operating expenses reimbursed to Manager	1,928,563		1,342,758		6,916,371		6,041,075
Disposition Fee	0	[5]	250,988	[5]	1,006,302	[6]	504,611	[6]
Total expenses	$ 4,452,352		$ 3,368,880		$ 16,968,344		$ 13,418,608

[1]	(1) Origination and extension fee expense is generally offset with origination and extension fee income. Any excess is deferred and amortized to interest income over the term of the loan.
[2]	(2) Amount for the three months ended March 31, 2022 excluded $0.2 million of origination fee paid to the Manager in connection with the Company’s equity investment in an unconsolidated investment. This origination fee was capitalized to the carrying value of the unconsolidated investment as a transaction cost.
[3]	Amount for the years ended December 31, 2021 and 2020 excluded $0.3 million and $0.5 million of origination fee, respectively, paid to the Manager in connection with the Company’s equity investment in unconsolidated investments. These origination fees were capitalized to the carrying value of the unconsolidated investments as transaction costs.
[4]	Origination and extension fee expense is generally offset with origination and extension fee income. Any excess is deferred and amortized to interest income over the term of the loan.
[5]	(3) Disposition fee is generally offset with exit fee income and included in interest income on the consolidated statements of operations.
[6]	Disposition fee is generally offset with exit fee income and included in interest income on the consolidated statements of operations.